Concentration Risk (Schedule Of Revenues And Cost Of Sales By Major Customer And Supplier) (Details) (Gathering And Processing, USD $) In Millions, unless otherwise specified	7 Months Ended	12 Months Ended				7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2010 Successor Customer A	Dec. 31, 2012 Successor Customer A	Dec. 31, 2011 Successor Customer A	Dec. 31, 2012 Successor Customer B	Dec. 31, 2011 Successor Customer B	Dec. 31, 2010 Successor Customer C [Member]	Dec. 31, 2012 Successor Customer C [Member]	Dec. 31, 2011 Successor Customer C [Member]	Dec. 31, 2010 Successor Supplier A	Dec. 31, 2012 Successor Supplier A	Dec. 31, 2011 Successor Supplier A	May 25, 2010 Predecessor Customer A	May 25, 2010 Predecessor Customer B	May 25, 2010 Predecessor Customer C [Member]	May 25, 2010 Predecessor Supplier A
Concentration Risk
Major customer, revenue amount	$ 132	$ 367	$ 366	$ 0	$ 0	$ 0	$ 451	$ 0				$ 88	$ 52	$ 0
Major supplier, cost of sales amount									$ 0	$ 171	$ 133				$ 0